Expense Example - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF - Fidelity Nasdaq Composite Index ETF	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268